Cash and short-term deposits (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
Secured bank loan
Borrowings
Short term deposits pledged as security	€ 938	€ 938
Overdraft facility
Borrowings
Short term deposits pledged as security	1,000	1,000
Existing Overdraft facility
Borrowings
Short term deposits pledged as security	2,500	€ 2,500
Maximum borrowing capacity	2,500
Second Overdraft facility
Borrowings
Maximum borrowing capacity	500
Third Overdraft facility
Borrowings
Maximum borrowing capacity	€ 500